Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 50.0		$ 121.2
Accounts receivable less allowances for discounts, doubtful accounts and returns of $19.3 and $13.9, respectively	498.7		269.5
Inventories	265.5		197.7
Deferred income taxes	31.1		7.6
Other current assets	29.0		26.9
Total current assets	874.3		622.9
Total property, plant and equipment	591.4		463.3
Less accumulated depreciation	(317.8)		(316.1)
Property, plant and equipment, net	273.6	[1]	147.2	[1]
Deferred income taxes	36.4		16.7
Goodwill	589.4		135.0
Identifiable intangibles, net of accumulated amortization of $123.3 and $102.3, respectively	646.6		130.4
Other assets	87.4		64.5
Total assets	2,507.7		1,116.7
Current liabilities:
Notes payable to banks	1.2		0
Current portion of long-term debt	0.1		0.2
Accounts payable	152.4		127.1
Accrued compensation	38.0		24.2
Accrued customer program liabilities	119.0		66.8
Accrued interest	6.3		20.2
Other current liabilities	112.4		67.6
Total current liabilities	429.4		306.1
Long-term debt	1,070.8		668.8
Deferred income taxes	165.0		85.6
Pension and post-retirement benefit obligations	119.8		106.1
Other non-current liabilities	83.5		12.0
Total liabilities	1,868.5		1,178.6
Stockholders' equity (deficit):
Preferred stock, $0.01 par value, 25,000,000 shares authorized; none issued and outstanding	0		0
Common stock, $0.01 par value, 200,000,000 shares authorized; 113,403,824 and 55,659,753 shares issued and 113,143,344 and 55,475,735 outstanding, respectively	1.1		0.6
Treasury stock, 260,480 and 184,018 shares, respectively	(2.5)		(1.7)
Paid-in capital	2,018.5		1,407.4
Accumulated other comprehensive loss	(156.1)		(131.0)
Accumulated deficit	(1,221.8)		(1,337.2)
Total stockholders' equity (deficit)	639.2		(61.9)
Total liabilities and stockholders' equity (deficit)	$ 2,507.7		$ 1,116.7

[1]	Net property, plant and equipment as of December 31, 2012 and 2011 contained $26.9 million and $24.9 million of computer software assets, which are classified within machinery and equipment and construction in progress. Amortization of software costs was $8.4 million, $9.5 million and $10.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.